Stock-based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance common Shares	12.00%
Stock-based awards available for future grant	5,131,188
Share units, contractual term	2 years 11 days	2 years 9 months 7 days	3 years 5 months 1 day	3 years 11 months 19 days
Expected time to recognize share based compensation expense	35 months
Cash received on stock option exercised	$ 19,000	$ 22,000	$ 0
Total intrinsic value of stock option exercised	6,000	17,000	0
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected time to recognize share based compensation expense	33 months
Estimated total compensation expense not yet recognized related to all unvested RSUs	5,156,000
Cliff Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period	3 years
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, contractual term	5 years
Share based compensation cost not yet recognized	$ 1,412,000
Minimum [Member] | Time Based Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period	3 years
Minimum [Member] | Performance Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting right	Performance-based RSUs vest after three years upon meeting certain three-year financial target and strategic objectives
Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period	3 years
Maximum [Member] | Time Based Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period	4 years
Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period	4 years